Net Income (Loss) Per Share Net Income (Loss) Per Share - Additional Information (Detail) - shares shares in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Anti-dilutive effect on calculation of diluted loss per common share attributable to outstanding stock-based awards (in shares)	5.5	6.0